Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity File Number	001-40469
Entity Registrant Name	AcuityAds Holdings Inc.
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	7372
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	70 University Ave., Suite 1200
Entity Address, City or Town	Toronto
Entity Address State Or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2M4
City Area Code	416
Local Phone Number	218-9888
Title of 12(b) Security	Common Shares
Trading Symbol	ATY
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Common Stock, Shares Outstanding	60,733,803
Entity Central Index Key	0001861233
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Amendment No. 2
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Ontario, Canada
Auditor Firm ID	271
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940